Selected Quarterly Data - Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 1,750,932		$ 865,512		$ 941,525		$ 858,177		$ 865,692		$ 890,546		$ 910,175		$ 790,273		$ 4,416,146		$ 3,456,686		$ 3,030,773
Gross profit	398,668		278,077		312,128		280,719		264,865		272,062		287,736		249,059		1,269,592		1,073,722		930,640
Operating income (loss)	(304,106)		55,199		119,314		86,474		(186,175)		92,195		108,714		85,469		(43,119)		100,203		312,983
Net income (loss) before noncontrolling interest	(274,736)		32,595		74,430		63,099		(174,068)		51,610		67,705		51,602		(104,612)		(3,151)		189,406
Net income (loss) attributable to Pentair Ltd.	$ (273,083)		$ 31,363		$ 72,775		$ 61,759		$ (174,487)		$ 50,648		$ 66,280		$ 50,109		$ (107,186)		$ (7,450)		$ 184,913
Earnings (loss) per common share attributable to Pentair Ltd.
Basic	$ (1.31)	[1]	$ 0.31	[1]	$ 0.73	[1]	$ 0.63	[1]	$ (1.77)	[1]	$ 0.51	[1]	$ 0.67	[1]	$ 0.51	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.88
Diluted	$ (1.31)	[1]	$ 0.31	[1]	$ 0.72	[1]	$ 0.62	[1]	$ (1.77)	[1]	$ 0.50	[1]	$ 0.66	[1]	$ 0.50	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.86

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period